Other Financial Assets	12 Months Ended
Dec. 31, 2020
Disclosure of financial assets [abstract]
Other Financial Assets

4. Other financial assets

Other financial assets comprise mainly prepayments rendered for studies (EUR 220 thousand; previous year: EUR 359 thousand) and the depositing of collateral, mainly for leasing property, credit cards and leasing vehicles in the amount of EUR 267 thousand (previous year: EUR 300 thousand). As in the previous year, no individual value impairments were applied during the reporting year.